REVENUES	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
REVENUES	REVENUES
(a)Revenues by type
The tables below summarize the partnership’s segment revenues by type of revenue for the years ended December 31, 2025, 2024 and 2023:

	Year ended December 31, 2025
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues by type
Revenues from contracts with customers	$7,664	$2,058	$14,928	$24,650
Other revenues	1,704	1,095	8	2,807
Total revenues	$9,368	$3,153	$14,936	$27,457

	Year ended December 31, 2024
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues by type
Revenues from contracts with customers	$20,621	$2,342	$14,418	$37,381
Other revenues	1,828	1,397	14	3,239
Total revenues	$22,449	$3,739	$14,432	$40,620

	Year ended December 31, 2023
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues by type
Revenues from contracts with customers	$30,873	$6,046	$15,180	$52,099
Other revenues	1,537	1,411	21	2,969
Total revenues	$32,410	$7,457	$15,201	$55,068
The change in revenues in the partnership’s business services segment for the year ended December 31, 2025 compared to the years ended December 31, 2024 and 2023 is primarily due to the disposition of the partnership's road fuels operation in the third quarter of 2024 and the deconsolidation of the partnership’s healthcare services operation in the second quarter of 2025.
(b)Timing of recognition of revenues from contracts with customers
The tables below summarize the partnership’s segment revenues by timing of revenue recognition for total revenues from contracts with customers for the years ended December 31, 2025, 2024 and 2023:

	Year ended December 31, 2025
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Timing of revenue recognition
Goods and services provided at a point in time	$1,415	$738	$14,477	$16,630
Services transferred over a period of time	6,249	1,320	451	8,020
Total revenues from contracts with customers	$7,664	$2,058	$14,928	$24,650

	Year ended December 31, 2024
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Timing of revenue recognition
Goods and services provided at a point in time	$14,775	$814	$14,185	$29,774
Services transferred over a period of time	5,846	1,528	233	7,607
Total revenues from contracts with customers	$20,621	$2,342	$14,418	$37,381

	Year ended December 31, 2023
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Timing of revenue recognition
Goods and services provided at a point in time	$25,075	$2,070	$14,874	$42,019
Services transferred over a period of time	5,798	3,976	306	10,080
Total revenues from contracts with customers	$30,873	$6,046	$15,180	$52,099
(c)Revenues by geography
The table below summarizes the partnership’s total revenues by geography for the years ended December 31, 2025, 2024 and 2023:

(US$ MILLIONS)	2025	2024	2023
United States	$8,797	$8,202	$11,676
Europe	4,846	6,361	8,017
Australia	4,130	5,683	4,962
Brazil	2,605	2,698	2,838
United Kingdom	2,149	11,583	19,524
Canada	1,754	2,301	3,954
Mexico	1,278	1,305	1,202
Other	1,898	2,487	2,895
Total revenues	$27,457	$40,620	$55,068
The tables below summarize the partnership’s segment revenues by geography for the years ended December 31, 2025, 2024 and 2023:

	Year ended December 31, 2025
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
United States	$1,598	$762	$6,426	$8,786
Europe	—	552	3,550	4,102
Australia	3,355	210	116	3,681
Brazil	1,012	21	1,262	2,295
United Kingdom	1,320	341	294	1,955
Mexico	—	—	1,278	1,278
Canada	357	47	515	919
Other	22	125	1,487	1,634
Total revenues from contracts with customers	$7,664	$2,058	$14,928	$24,650
Other revenues	$1,704	$1,095	$8	$2,807
Total revenues	$9,368	$3,153	$14,936	$27,457

	Year ended December 31, 2024
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
United States	$1,527	$803	$5,873	$8,203
Europe	1,112	781	3,569	5,462
Australia	4,803	172	128	5,103
Brazil	956	82	1,281	2,319
United Kingdom	10,756	303	315	11,374
Mexico	1	—	1,305	1,306
Canada	816	100	458	1,374
Other	650	101	1,489	2,240
Total revenues from contracts with customers	$20,621	$2,342	$14,418	$37,381
Other revenues	$1,828	$1,397	$14	$3,239
Total revenues	$22,449	$3,739	$14,432	$40,620

	Year ended December 31, 2023
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
United States	$2,148	$3,180	$6,334	$11,662
Europe	2,073	1,558	3,482	7,113
Australia	4,100	224	134	4,458
Brazil	863	96	1,555	2,514
United Kingdom	18,391	577	342	19,310
Mexico	—	—	1,202	1,202
Canada	2,347	166	606	3,119
Other	951	245	1,525	2,721
Total revenues from contracts with customers	$30,873	$6,046	$15,180	$52,099
Other revenues	$1,537	$1,411	$21	$2,969
Total revenues	$32,410	$7,457	$15,201	$55,068
(d)Lease income
Total lease income from operating leases totaled $1,400 million for the year ended December 31, 2025 (2024: $1,694 million). The following table presents the undiscounted contractual earnings receivable of the partnership’s leases by expected period of receipt as at December 31, 2025 and 2024:

(US$ MILLIONS)	2025	2024
Lease earnings receivable
Less than 1 year	$918	$964
2 to 5 years	1,013	954
5+ years	771	195
Total	$2,702	$2,113
(e)Remaining performance obligations
Business services
In the partnership’s construction operation, backlog is defined as revenue yet to be delivered (i.e. remaining performance obligations) on construction projects that have been secured via an executed contract or work order. As at December 31, 2025, the partnership’s backlog of construction projects was approximately $5.5 billion (2024: $5.7 billion). The partnership expects to recognize most of this amount within the next 2 years and the remainder in the next 5 years.
The partnership’s dealer software and technology services operation had remaining performance obligations related to its long-term software and maintenance and support contracts of approximately $3.3 billion (2024: $3.0 billion). The partnership expects to recognize most of this amount within the next 2 years and the remainder in the next 5 years. The remaining performance obligations exclude future transaction revenue where revenue is recognized as the services are rendered and in the amount to which the partnership has the right to invoice.
Industrials
The partnership’s Brazilian water and wastewater operation business is party to certain remaining performance obligations which have a duration of more than one year. As at December 31, 2025, the remaining performance obligations were approximately $8.9 billion (2024: $8.3 billion), with the most significant relating to the service concession arrangements with various municipalities which have an average remaining term of 23 years.